COMMON SHARES	12 Months Ended
Dec. 31, 2011
COMMON SHARES
COMMON SHARES

16.                               COMMON SHARES

In 2004, the Company issued 64,750,000 common shares at par value of $0.0001 per share to the Founders of the Group in connection with the establishment of HiSoft International, and the proceeds of $1 from the subscription receivable at $1 was received in 2010.

In connection with the acquisition of the remaining equity interest in HiSoft Holdings, the Company issued 15,552,000 common shares with a fair value of $0.13 per share to Tianhai in June 2007.  A further 3,995,727 common shares with a fair value of $0.281 was issued to Tianhai in February 2008 as part of the earn-out payment for the acquisition.

In June 2010, the Company completed its IPO of ADS and listed the ADSs on the Nasdaq Global Select Market.  Each ADS represents 19 common shares of the Company.  The Company offered 6,400,000 ADSs, representing 121,600,000 common shares, and certain selling shareholders offered 1,000,000 ADSs, representing 19,000,000 common shares.  Total net proceeds received were $62,332, net of offering costs of $10,284.  In addition, all Series A, A-1, B, and C convertible redeemable preferred shares were automatically converted into 308,679,232 common shares upon the IPO.

In December 2010, the Company and certain selling shareholders of the Company completed a follow-on public offering and the Company issued 500,000 ADSs, representing 9,500,000 common shares.  Total net proceeds received were $12,298, net of offering costs of $702.

During 2010, 3,155,870 common shares were issued in connection with the exercise of option and vesting of nonvested shares previously granted under the Share Incentive Plan.

In December 2010, the Company issued 28,879,288 common shares for future delivery to the employees upon exercise of vested share options or grant of nonvested shares as set out in Note 17.

In June 2011, the Company issued 14,999,977 common shares for future delivery to the employees upon exercise of vested share options or grant of nonvested shares as set out in Note 17.